Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	SENECA GLOBAL FUND, L.P.
Entity Central Index Key	0001414581
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company